SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investment - Equity Method (FY) (Details)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2021
Volato 158, LLC
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	3.125%	3.125%	3.125%	100.00%
Volato 239 LLC
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		0.01%	18.75%